Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income attributable to Pathfinder Bancorp, Inc.	$ 3,531,000	$ 1,121,000	$ 4,276,000	$ 4,031,000
Adjustments to reconcile net income to net cash flows from operating activities:
Provision for loan losses	2,213,000	754,000	1,966,000	1,497,000
Deferred income (benefit) tax			(16,000)	343,000
Amortization of operating leases	11,000	15,000	25,000
Proceeds from sales of loans	40,498,000	48,000	1,492,000	216,000
Originations of loans held-for-sale	(3,790,000)	(47,000)	(1,474,000)	(212,000)
Real estate acquired through foreclosure	4,000	0	(31,000)	(47,000)
Loans	(773,000)	(5,000)	(33,000)	(3,000)
Available-for-sale investment securities	(1,014,000)	(111,000)	(256,000)	171,000
Held-to-maturity investment securities	(35,000)	0	(73,000)	11,000
Premises and equipment				(8,000)
Marketable equity securities	916,000	(57,000)	(81,000)
Depreciation	824,000	744,000	1,520,000	1,180,000
Amortization of mortgage servicing rights	(298,000)	2,000	(3,000)	12,000
Amortization of deferred loan costs	137,000	128,000	(272,000)	321,000
Amortization of deferred financing from subordinated debt	17,000	17,000	34,000	35,000
Earnings and gain on bank owned life insurance	(222,000)	(222,000)	(462,000)	(427,000)
Net amortization of premiums and discounts on investment securities	637,000	618,000	1,269,000	1,656,000
Amortization of intangible assets	8,000	8,000	16,000	17,000
Stock based compensation and ESOP expense	281,000	322,000	630,000	773,000
Net change in accrued interest receivable	(1,261,000)	(271,000)	(644,000)	(21,000)
Pension plan contribution				(825,000)
Net change in other assets and liabilities	(1,363,000)	14,000	237,000	262,000
Net cash flows from operating activities	40,321,000	3,078,000	8,120,000	8,982,000
INVESTING ACTIVITIES
Purchase of investment securities available-for-sale	(79,052,000)	(12,280,000)	(75,551,000)	(55,291,000)
Purchase of investment securities held-to-maturity	(39,552,000)	(46,970,000)	(88,892,000)	(28,452,000)
Purchase of Federal Home Loan Bank stock	(1,176,000)	(2,605,000)	(10,201,000)	(8,679,000)
Proceeds from redemption of Federal Home Loan Bank stock	1,919,000	4,099,000	11,304,000	6,597,000
Proceeds from maturities and principal reductions of investment securities available-for-sale	47,457,000	12,044,000	42,433,000	44,577,000
Proceeds from maturities and principal reductions of investment securities held-to-maturity	19,523,000	5,035,000	19,101,000	5,842,000
Proceeds from sales, redemptions and calls of:
Available-for-sale investment securities	24,768,000	63,486,000	102,352,000	34,631,000
Held-to-maturity investment securities	1,589,000	548,000	635,000	953,000
Real estate acquired through foreclosure	116,000	1,085,000	1,664,000	744,000
Premise and equipment				14,000
Purchase of bank owned life insurance				(5,000,000)
Proceeds from bank owned life insurance				228,000
Net change in loans	(61,017,000)	(73,419,000)	(162,060,000)	(42,497,000)
Purchase of premises and equipment	(436,000)	(2,368,000)	(3,596,000)	(5,692,000)
Net cash flows from investing activities	(85,861,000)	(51,345,000)	(162,811,000)	(52,025,000)
FINANCING ACTIVITIES
Net change in demand deposits, NOW accounts, savings accounts, money management deposit accounts, MMDA accounts and escrow deposits	100,069,000	(14,292,000)	10,021,000	(43,969,000)
Net change in time deposits	(39,454,000)	61,781,000	49,708,000	65,525,000
Net change in brokered deposits	28,085,000	34,088,000	95,104,000	(18,099,000)
Net change in short-term borrowings	(14,980,000)	(10,000,000)	(13,862,000)	8,400,000
Payments on long-term borrowings	(18,060,000)	(19,100,000)	(31,227,000)	(2,000,000)
Proceeds from long-term borrowings	15,312,000	0	19,680,000	38,246,000
Proceeds from exercise of stock options	195,000	200,000	218,000	385,000
Cash dividends paid to common shareholders	(567,000)	(526,000)	(1,091,000)	(1,025,000)
Cash dividends paid to preferred shareholders	(139,000)	0	(139,000)
Cash dividends paid on warrants	(15,000)	0	(15,000)
Proceeds from finance lease transaction	0	572,000	572,000
Change in noncontrolling interest, net	57,000	1,000	(3,000)	(95,000)
Net cash flows from financing activities	70,503,000	72,293,000	148,535,000	47,368,000
Change in cash and cash equivalents	24,963,000	24,026,000	(6,156,000)	4,325,000
Cash and cash equivalents at beginning of period	20,160,000	26,316,000	26,316,000	21,991,000
Cash and cash equivalents at end of period	45,123,000	50,342,000	20,160,000	26,316,000
CASH PAID DURING THE PERIOD FOR:
Interest	6,259,000	6,382,000	13,436,000	8,925,000
Income taxes	550,000	0	750,000	662,000
NON-CASH INVESTING ACTIVITY
Real estate acquired in exchange for loans	58,000	503,000	548,000	1,420,000
RESTRICTED CASH
Federal Reserve Bank Reserve Requirements included in interest earning deposits				$ 3,993,000
Collateral deposits for hedge position included in cash and due from banks	1,600,000	0
Common Stock [Member]
FINANCING ACTIVITIES
Net proceeds from private placement	0	4,199,000	4,199,000
Preferred Stock [Member]
FINANCING ACTIVITIES
Net proceeds from private placement	$ 0	$ 15,370,000	$ 15,370,000